Income Taxes - Schedule of Income Tax Expense (Recovery) in Shareholders' Equity (Detail) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended			12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2022
Current and deferred tax relating to items charged or credited directly to equity [line items]
Write down (reversal of write down) or recognition of prior period temporary differences	$ 4,354	$ (1,829)		$ (946)		$ (8,329)
Total deferred income tax expense (recovery)				0			$ 1,789
Total income tax expense (recovery) recognized in equity		293	$ (793)		$ (3,644)
Deferred Income Tax Expense [Member]
Current and deferred tax relating to items charged or credited directly to equity [line items]
Origination and reversal of temporary differences	1,701	2,849		3,061		9,123
Write down (reversal of write down) or recognition of prior period temporary differences	4,354	(1,829)		(946)		(8,329)
Equity attributable to owners of parent [member] | Current Income Tax Expense [Member]
Current and deferred tax relating to items charged or credited directly to equity [line items]
Current income tax expense (recovery)	0	852		0		3
Equity attributable to owners of parent [member] | Deferred Income Tax Expense [Member]
Current and deferred tax relating to items charged or credited directly to equity [line items]
Origination and reversal of temporary differences	0	(852)		0		(3)
Write down (reversal of write down) or recognition of prior period temporary differences	0	292		0		(500)
Total deferred income tax expense (recovery)	0	(560)		0		(503)
Total income tax expense (recovery) recognized in equity	$ 0	$ 292		$ 0		$ (500)